The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Multi-Advisor Small Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 1, 2011 (Accession No. 0000950123-11-063603), which is incorporated herein by reference.